Investment Risks	Nov. 21, 2025
Calamos Convertible Equity Alternative ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Convertible Equity Alternative ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Convertible Equity Alternative ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Calamos Convertible Equity Alternative ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
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•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Calamos Convertible Equity Alternative ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
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•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, the value of a convertible security is influenced by the interest rate environment, company credit risk, and by the value of the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the credit quality, maturity and yield of the convertible security. Holders of convertible securities have a claim on the issuer's assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.

Calamos Convertible Equity Alternative ETF | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
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•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos Convertible Equity Alternative ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos Convertible Equity Alternative ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Calamos Convertible Equity Alternative ETF | Credit Risk [Member]
Prospectus [Line Items]
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•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

Calamos Convertible Equity Alternative ETF | Default Risk [Member]
Prospectus [Line Items]
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•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos Convertible Equity Alternative ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
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•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos Convertible Equity Alternative ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
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•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets. In addition, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

Calamos Convertible Equity Alternative ETF | High Yield Risk [Member]
Prospectus [Line Items]
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•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos Convertible Equity Alternative ETF | Information Technology Companies Risk [Member]
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•  Information Technology Companies Risk — The Fund may invest significantly in information technology companies. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Calamos Convertible Equity Alternative ETF | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
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•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause a Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Calamos Convertible Equity Alternative ETF | Market Maker Risk [Member]
Prospectus [Line Items]
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•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Calamos Convertible Equity Alternative ETF | Market Risk [Member]
Prospectus [Line Items]
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•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Calamos Convertible Equity Alternative ETF | National Closed Market Trading Risk [Member]
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•  National Closed Market Trading Risk — To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund's underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund's NAV that may be greater than those experienced by other ETFs.

Calamos Convertible Equity Alternative ETF | Options Risk [Member]
Prospectus [Line Items]
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•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos Convertible Equity Alternative ETF | Portfolio Selection Risk [Member]
Prospectus [Line Items]
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•  Portfolio Selection Risk — The value of your investment may decrease if Calamos Advisors' judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Convertible Equity Alternative ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos Convertible Equity Alternative ETF | Premium-Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Premium-Discount Risk — Fund Shares may trade above or below their net asset value ("NAV"). The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Calamos Convertible Equity Alternative ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]
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•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Calamos Convertible Equity Alternative ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
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•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Calamos Convertible Equity Alternative ETF | Sector Risk [Member]
Prospectus [Line Items]
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•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

Calamos Convertible Equity Alternative ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
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•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos Convertible Equity Alternative ETF | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
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•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Calamos Convertible Equity Alternative ETF | Synthetic Convertible Instruments Risk [Member]
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•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Calamos Convertible Equity Alternative ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
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•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Calamos CEF Income & Arbitrage ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos CEF Income & Arbitrage ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos CEF Income & Arbitrage ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Calamos CEF Income & Arbitrage ETF | Anti-Takeover Provisions Risk [Member]
Prospectus [Line Items]
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•  Anti-Takeover Provisions Risk — The closed-end funds in which the Fund invests may have organizational documents, such as a declaration of trust or by-laws, that include provisions that could limit the ability of the investors in such closed-end funds to acquire control of the closed-end fund or to change the composition of its Board. Such provisions could limit the ability of the Fund to sell such closed-end fund shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the closed-end fund. These provisions may include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares of such closed-end funds that have issued preferred shares have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. The holders of the closed-end fund debt, on the one hand, and the holders of the common shares, on the other, may have interests that conflict in these situations.

Calamos CEF Income & Arbitrage ETF | Arbitrage Risk [Member]
Prospectus [Line Items]
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•  Arbitrage Risk — The Fund's use of an arbitrage strategy in order to take advantage of a perceived discount presents certain risks. The shares of the underlying closed-end funds in which the Fund invests may trade at a discount or premium to their NAV. Historically, shares of underlying funds have frequently traded at a discount to their NAV, which discounts have, on occasion, been substantial and lasted for sustained periods of time. This characteristic is a risk separate and distinct from the risk that an underlying fund's NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the underlying funds' NAVs, but entirely upon whether the market price of the underlying funds' shares at the time of sale is above or below an investor's purchase price for shares. Forecasting market movements is difficult, and securities may be mispriced or improperly valued by the Adviser.

Calamos CEF Income & Arbitrage ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
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•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Calamos CEF Income & Arbitrage ETF | Business Development Company ("BDC") Risk [Member]
Prospectus [Line Items]
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•  Business Development Company ("BDC") Risk — The Fund may invest in BDCs, which typically operate to invest in, or lend capital to, early stage-to-mature private companies as well as small public companies. BDCs are regulated under the 1940 Act and are generally taxed as regulated investment companies under the Internal Revenue Code. BDCs realize operating income when their investments are sold off or as income is received in connection with lending, and therefore maintain complex organizational, operational, tax and compliance requirements. For tax purposes, BDCs generally intend to qualify for taxation as regulated investment companies. To so qualify, BDCs must satisfy certain asset diversification and source of income tests and must generally distribute at least 90% of their taxable earnings as dividends. Under the 1940 Act, BDCs are also required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies in which a BDC may invest, and therefore there is a risk that investors may not be able to make a fully informed decision. In addition, investments made by BDCs are typically illiquid and may be difficult to value. A BDC may only incur indebtedness in amounts such that the BDC's asset coverage, subject to certain conditions, equals at least 150% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital.

Calamos CEF Income & Arbitrage ETF | Closed-End Funds Risk [Member]
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•  Closed-End Funds Risk — The shares of closed-end funds may trade at a discount or premium to, or at, their NAV. The securities of closed-end funds may be leveraged. As a result, the Fund, may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of its shares) will be diminished. In addition, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds. Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Calamos CEF Income & Arbitrage ETF | Convertible Securities Risk [Member]
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•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, the value of a convertible security is influenced by the interest rate environment, company credit risk, and by the value of the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the credit quality, maturity and yield of the convertible security. Holders of convertible securities have a claim on the issuer's assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.

Calamos CEF Income & Arbitrage ETF | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos CEF Income & Arbitrage ETF | Covered Call Writing Risk [Member]
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•  Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

Calamos CEF Income & Arbitrage ETF | Currency Risk [Member]
Prospectus [Line Items]
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•  Currency Risk — To the extent that the Fund, or a closed-end fund in which the Fund invests, invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund or a closed-end fund in which the Fund invests may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund or a closed-end fund in which the Fund invests expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Adviser, or a closed-end fund's investment adviser, may determine not to hedge currency risks, even if suitable instruments appear to be available.

Calamos CEF Income & Arbitrage ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos CEF Income & Arbitrage ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
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•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Calamos CEF Income & Arbitrage ETF | Credit Risk [Member]
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•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

Calamos CEF Income & Arbitrage ETF | Default Risk [Member]
Prospectus [Line Items]
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•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos CEF Income & Arbitrage ETF | Derivatives Risk [Member]
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•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund, or a closed-end fund in which the fund invests, enters into the derivatives transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund, or a closed-end fund in which the fund invests, could lose more than the principal amount invested.

Calamos CEF Income & Arbitrage ETF | Emerging Markets Risk [Member]
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•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks.

Calamos CEF Income & Arbitrage ETF | Equity Securities Risk [Member]
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•  Equity Securities Risk — The securities markets are volatile, and the market prices of each closed-end fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by a closed-end fund fall, the value of your investment in the Fund will decline.

Calamos CEF Income & Arbitrage ETF | ETF Risk [Member]
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•  ETF Risk — The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium-discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

Calamos CEF Income & Arbitrage ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
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•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets. In addition, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

Calamos CEF Income & Arbitrage ETF | Fund of Funds Risk [Member]
Prospectus [Line Items]
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•  Fund of Funds Risk — Because the Fund is a "fund of funds," its investment performance largely depends on the investment performance of the funds in which it invests. An investment in the Fund is subject to the risks associated with such funds. Therefore, there is a risk that the Fund may suffer losses due to the investment practices or operations of the funds in which it invests. To the extent that the Fund invests in one or more funds that concentrate in a particular type of security or specific industry, the Fund would be exposed to such specific securities' risks and be vulnerable to factors affecting that industry and may cause the Fund to be more volatile than other funds. The funds held by the Fund are not subject to the Fund's investment policies and restrictions. The Fund generally receives information regarding the portfolio holdings of such funds only when that information is made available to the public. The Fund cannot dictate how such funds invest their assets. The funds may invest their assets in securities and other instruments, and may use investment techniques and strategies, that are not described in this disclosure.

The Fund will pay indirectly a proportional share of the fees and expenses of the funds in which it invests (referred to herein as "acquired fund fees and expenses"), including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times, certain segments of the market represented by the funds in which the Fund invests may be out of favor and underperform other segments.

Calamos CEF Income & Arbitrage ETF | Futures and Forward Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund's position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Calamos CEF Income & Arbitrage ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos CEF Income & Arbitrage ETF | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause a closed-end fund in which the Fund invests to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Calamos CEF Income & Arbitrage ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos CEF Income & Arbitrage ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Calamos CEF Income & Arbitrage ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Calamos CEF Income & Arbitrage ETF | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  MLP Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLP's general partners, cash flow risks, dilution risks and risks related to the general partners right to require unit holders to sell their common units at an undesirable time or price.

Calamos CEF Income & Arbitrage ETF | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  MLP Tax Risk — MLPs generally do not pay federal income tax at the partnership level. Rather, each partner is allocated a share of the partnerships' income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund's investment and consequently your investment in the Fund.

Calamos CEF Income & Arbitrage ETF | MLP Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Fund's ability to take advantage of other market opportunities or make dividend distributions.

Calamos CEF Income & Arbitrage ETF | Equity Securities of MLPs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Calamos CEF Income & Arbitrage ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Municipal Securities Risk — The Fund may invest in closed-end funds and/or ETFs that hold municipal securities. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by an underlying fund may be adversely affected by local political and economic conditions and developments or public health changes. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. In addition, income from municipal securities held by an underlying fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by an underlying fund to be taxable and may result in a significant decline in the values of such municipal securities.

Calamos CEF Income & Arbitrage ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  National Closed Market Trading Risk — To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund's underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund's NAV that may be greater than those experienced by other ETFs.

Calamos CEF Income & Arbitrage ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Calamos CEF Income & Arbitrage ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos CEF Income & Arbitrage ETF | Other Investment Companies (including closed-end funds, ETFs and BDCs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Other Investment Companies (including closed-end funds, ETFs and BDCs) Risk — The Fund invests in the securities of other investment companies (including closed-end funds, ETFs, and BDCs) consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end funds, ETF, and BDC shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Whether the Fund will realize a gain or loss upon the sale of the such shares of closed-end funds, ETFs and BDCs depends upon whether the market value of the shares at the time of sale is above or below the price the Fund paid, taking into account transaction costs for the shares, and is not directly dependent upon the NAV of the shares of such funds. Because the market value of the shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors, it cannot be predicted whether such shares will trade at, below or above NAV, or below or above the public offering price for the shares. Common Shares, as well as shares issued by the closed-end funds, do not assure dividend payments. Dividends are paid only when declared by the boards of directors of the closed-end funds, and the level of dividends may vary over time. If a closed-end fund reduces or eliminates the level of its regular dividends, this may reduce the level of dividends paid by the Fund, and may cause the market prices of the closed-end fund's shares to fall.

In accordance with Section 12(d)(1)(F) of the 1940 Act, on which the Fund intends to rely to invest in other investment companies, the Fund will be restricted by provisions of the 1940 Act that limit the amount the Fund can invest in any one investment company to 3% of the investment company's total outstanding stock. As a result, the Fund may hold a smaller position in an investment company than if it were not subject to this restriction. However, if the Adviser determines that it is in the Fund's best interest to exceed the 3% limit, it may rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 would permit the Fund to invest in excess of the 3% limit subject to certain conditions, including that the Fund must enter into a "Fund of Funds Investment Agreement" with the acquired investment company setting forth the material terms of the arrangement. In addition, to comply with provisions of the 1940 Act, on any matter upon which investment company stockholders are solicited to vote, the Adviser will vote investment company shares in the same general proportion as shares held by other stockholders of the investment company (a practice known as "echo voting"). This could limit the Fund's ability to support or oppose investment company shareholder voting matters.

Calamos CEF Income & Arbitrage ETF | Portfolio Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Selection Risk — The value of your investment may decrease if Calamos Advisors' judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos CEF Income & Arbitrage ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos CEF Income & Arbitrage ETF | Premium-Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Premium-Discount Risk — Fund Shares may trade above or below their net asset value ("NAV"). The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Calamos CEF Income & Arbitrage ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Calamos CEF Income & Arbitrage ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

Calamos CEF Income & Arbitrage ETF | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

Calamos CEF Income & Arbitrage ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Tax Risk — The Fund has elected to be treated and intends to qualify each year to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such. If the Fund does not qualify as a regulated investment company for any taxable year, and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Calamos CEF Income & Arbitrage ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Calamos Nasdaq Equity & Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Nasdaq Equity & Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Nasdaq Equity & Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

Calamos Nasdaq Equity & Income ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are not able or willing to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Calamos Nasdaq Equity & Income ETF | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos Nasdaq Equity & Income ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos Nasdaq Equity & Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Calamos Nasdaq Equity & Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

Calamos Nasdaq Equity & Income ETF | Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos Nasdaq Equity & Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Risk — The Fund may invest in emerging markets. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Foreign (non-U.S.) companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets.

Calamos Nasdaq Equity & Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos Nasdaq Equity & Income ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  ETF Risk — The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium-discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

Calamos Nasdaq Equity & Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  FLEX Options Risk — The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund Shares, the Fund's net asset value ("NAV") and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

Calamos Nasdaq Equity & Income ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets. In addition, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

Calamos Nasdaq Equity & Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos Nasdaq Equity & Income ETF | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause a Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Calamos Nasdaq Equity & Income ETF | LEAPS Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  LEAPS Options Risk — The Fund's investments in options contracts may include long-term equity anticipation securities known as LEAPS Options. LEAPS Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAPS Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAPS Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAPS Option will expire and be worthless. The Fund purchases call option contracts. By purchasing call option contracts, the Fund purchases the right (but not the obligation) to purchase the reference asset at a pre-determined price (the "strike price") in exchange for a premium to the seller.

Calamos Nasdaq Equity & Income ETF | • Liquidity Risk — FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — FLEX Options — In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.

Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Calamos Nasdaq Equity & Income ETF | Liquidity Risk — LEAPS Options [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — LEAPS Options — In the event that trading in the underlying LEAPS Options is limited or absent, the value of the Fund's LEAPS Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the LEAPS Options. The trading in LEAPS Options may be less deep and liquid than the market for certain other securities. In a less liquid market for the LEAPS Options, terminating the LEAPS Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In such a market, the liquidation of a large number of options may more significantly impact their price.

Calamos Nasdaq Equity & Income ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Calamos Nasdaq Equity & Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Calamos Nasdaq Equity & Income ETF | Mortgage-related and Other Asset-backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

Calamos Nasdaq Equity & Income ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Calamos Nasdaq Equity & Income ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Calamos Nasdaq Equity & Income ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  National Closed Market Trading Risk — To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund's underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund's NAV that may be greater than those experienced by other ETFs.

Calamos Nasdaq Equity & Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Calamos Nasdaq Equity & Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of Calamos Advisors to predict pertinent market movements, which cannot be assured. The Fund will enter into option contracts pursuant to Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund's level of exposure to derivative instruments.

Calamos Nasdaq Equity & Income ETF | Other Investment Companies (including ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies, including ETFs, to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Whether the Fund will realize a gain or loss upon the sale of the such shares of ETFs depends upon whether the market value of the shares at the time of sale is above or below the price the Fund paid, taking into account transaction costs for the shares, and is not directly dependent upon the NAV of the shares of such funds. Because the market value of the shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors, it cannot be predicted whether such shares will trade at, below or above NAV, or below or above the public offering price for the shares. Common Shares, as well as shares issued by the ETFs, do not assure dividend payments. Dividends are paid only when declared by the boards of directors of the ETFs, and the level of dividends may vary over time. If an ETF reduces or eliminates the level of its regular dividends, this may reduce the level of dividends paid by the Fund, and may cause the market prices of the Fund's shares to fall.

In accordance with Section 12(d)(1)(F) of the 1940 Act, on which the Fund intends to rely to invest in other investment companies, the Fund will be restricted by provisions of the 1940 Act that limit the amount the Fund can invest in any one investment company to 3% of the investment company's total outstanding stock. As a result, the Fund may hold a smaller position in an investment company than if it were not subject to this restriction. However, if the Adviser determines that it is in the Fund's best interest to exceed the 3% limit, it may rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4 would permit the Fund to invest in excess of the 3% limit subject to certain conditions, including that the Fund must enter into a "Fund of Funds Investment Agreement" with the acquired investment company setting forth the material terms of the arrangement. In addition, to comply with provisions of the 1940 Act, on any matter upon which investment company stockholders are solicited to vote, the Adviser will vote investment company shares in the same general proportion as shares held by other stockholders of the investment company (a practice known as "echo voting"). This could limit the Fund's ability to support or oppose investment company shareholder voting matters.

Calamos Nasdaq Equity & Income ETF | Portfolio Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Selection Risk — The value of your investment may decrease if Calamos Advisors' judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Nasdaq Equity & Income ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos Nasdaq Equity & Income ETF | Premium-Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Premium-Discount Risk — Fund Shares may trade above or below their net asset value ("NAV"). The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Calamos Nasdaq Equity & Income ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its Board of Trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Calamos Nasdaq Equity & Income ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Calamos Nasdaq Equity & Income ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

Calamos Nasdaq Equity & Income ETF | Senior Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Senior Loan Risk — The risks associated with senior loans are similar to the risks of junk bonds, although senior loans are typically senior and secured, whereas junk bonds are often subordinated and unsecured. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Calamos Nasdaq Equity & Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Tax Risk — The Fund has elected to be treated and intends to qualify each year to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The federal income tax treatment of securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such. If the Fund does not qualify as a regulated investment company for any taxable year, and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Calamos Nasdaq Equity & Income ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Calamos Nasdaq Equity & Income ETF | U.S. Government Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Calamos Nasdaq Equity & Income ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options and/or LEAPS Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of Calamos Advisors in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Calamos Autocallable Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Autocallable Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Autocallable Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. In addition, this makes the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence.

Calamos Autocallable Income ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions.

Calamos Autocallable Income ETF | Autocallable Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Autocallable Structure Risk — The Fund's returns are correlated to the performance of a theoretical portfolio of synthetic autocallable notes reflected by the Autocallable Index. Autocallable notes have specific structural features that may be unfamiliar to many investors:

Calamos Autocallable Income ETF | Contingent Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Contingent Income Risk — Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier (60%) on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns.

Calamos Autocallable Income ETF | Early Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Early Redemption Risk — Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Calamos Autocallable Income ETF | Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Barrier Risk — If the Underlying Reference Index falls below the Maturity Barrier (60%) at the maturity of an Autocallable in the Index Portfolio, that portion of the Index Portfolio will be fully exposed to the negative performance of the Underlying Reference Index from its initial level. For example, if the Underlying Reference Index has declined 45% at maturity of a particular Autocallable, the Index Portfolio of the Index Portfolio allocated to that note would lose 45% of its value. This conditional protection creates a binary outcome that can result in sudden, significant losses if barriers are breached.

Calamos Autocallable Income ETF | Box Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Box Spread Risk — If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract's expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset's price movement. Furthermore, the Box Spread's value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund's ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices. If the Box Spread does not perform as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread, which is expected to be the SPY. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Calamos Autocallable Income ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Calculation Methodology Risk — The Underlying Reference Index and the Autocallable Index employ complex calculation methodologies that may not perform as expected under certain market conditions.
Calamos Autocallable Income ETF | Cash Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

Calamos Autocallable Income ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Correlation Risk — The Fund's return is not likely to match the expected returns of the Index Portfolio or the return of the Autocallable Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Calamos Autocallable Income ETF | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos Autocallable Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Counterparty Risk — The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund's exposure to the Index Portfolio is obtained entirely through Swap Agreements with Swap Counterparties. If a Swap Counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Unlike directly held securities, the Fund's holdings consist primarily of contractual claims against Swap Counterparties, making the Fund particularly vulnerable to counterparty failure. Even temporary disruptions in a Swap Counterparty's ability to perform under Swap Agreements could significantly impact Fund performance. The Fund may have substantial exposure to a single Swap Counterparty, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such Swap Counterparty.

Calamos Autocallable Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk — The value of the Fund's fixed-income investments may be affected by changes in interest rates. When interest rates rise, the value of fixed-income investments generally falls.
Calamos Autocallable Income ETF | Investment in a Subsidiary [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Investment in a Subsidiary — As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary (each, a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund's Prospectus and this SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund's total assets at the end of each taxable quarter.

  Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund's Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in the Fund's Prospectus and SAI and could negatively affect the Fund and its shareholders.

Calamos Autocallable Income ETF | Laddered Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Laddered Portfolio Risk — The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Calamos Autocallable Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk — The Fund's collateral investments may be subject to credit risk, which is the risk that an issuer or counterparty will fail to pay principal or interest when due.
Calamos Autocallable Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk — Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos Autocallable Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk — The securities markets are volatile. The Fund's exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

Calamos Autocallable Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option's terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

Calamos Autocallable Income ETF | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index Risk — The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The weekly rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature (6% per annum) reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

  There can be no guarantee that the Underlying Reference Index or the Autocallable Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocallable Index to implement the Fund's principal investment strategies indefinitely. If necessary, the Adviser or the Fund's Board of Trustees may substitute the Underlying Reference Index or the Autocallable Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocallable Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund's investments in derivatives relating to the Autocallable Index may underperform the return of the Autocallable Index.

Calamos Autocallable Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos Autocallable Income ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Calamos Autocallable Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Index Portfolio.
Calamos Autocallable Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Calamos Autocallable Income ETF | Premium-Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Calamos Autocallable Income ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. The Fund's shares may trade at prices substantially different from NAV during periods of market stress or when the complex underlying derivatives are difficult to value. In addition, trading in Fund Shares on the Exchange may be halted.

Calamos Autocallable Income ETF | Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Swap Agreement Risk — Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocallable Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

Calamos Autocallable Income ETF | Swap Agreement Termination Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Swap Agreement Termination Risk — A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Calamos Autocallable Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the synthetic Autocallables is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the synthetic Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers)

of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

  The federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund's distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

Calamos Autocallable Income ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, there can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Calamos Autocallable Income ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Valuation Risk — The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

Calamos Autocallable Income ETF | Volatility Target Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Volatility Target Index Risk — The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

(i)  Decrement Feature Impact: The 6% per annum decrement creates a constant performance drag that may cause significant underperformance relative to the S&P 500 during low-return environments or periods of sideways markets;

(ii)  Implied Volatility Limitations: The use of SPY weekly options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

(iii)  Rebalancing Frequency Risk: The weekly rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

(iv)  Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund's participation in market recoveries.